UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 1-25-2008
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          178

Form 13F Information Table Value Total:  $   161,033
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

Bridgecreek Consolidated Positions as of 12-31-2007

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS COM                             COMMON     002824100       11,230         200     Full Discretion/Sole   N/A      Sole
ACCENTURE LTD COM                           COMMON     G1150G111      728,527      20,220     Full Discretion/Sole   N/A      Sole
AFFILIATED MANAGERS GROUP CM                COMMON     008252108    1,659,475      14,128     Full Discretion/Sole   N/A      Sole
AK STL HLDG CORP COM                        COMMON     001547108       46,240       1,000     Full Discretion/Sole   N/A      Sole
ALASKA COMM SYSTEMS GROUP COM               COMMON     01167P101    1,892,685     126,179     Full Discretion/Sole   N/A      Sole
ALTRIA GROUP INC COM                        COMMON     02209S103    1,965,685      26,008     Full Discretion/Sole   N/A      Sole
AMERICAN CAPITAL STRATEGIES CM              COMMON     024937104    2,733,010      82,919     Full Discretion/Sole   N/A      Sole
AMERICAN EXPRESS CO CM                      COMMON     025816109        7,803         150     Full Discretion/Sole   N/A      Sole
AMGEN INC COM                               COMMON     031162100       74,304       1,600     Full Discretion/Sole   N/A      Sole
ANADARKO PETE CORP COM                      COMMON     032511107       70,945       1,080     Full Discretion/Sole   N/A      Sole
APACHE CORP COM                             COMMON     037411105      303,263       2,820     Full Discretion/Sole   N/A      Sole
APOLLO INVESTMENTS CORP COM                 COMMON     03761U106    1,136,809      66,675     Full Discretion/Sole   N/A      Sole
APPLE INC COM                               COMMON     037833100    3,181,363      16,061     Full Discretion/Sole   N/A      Sole
ARCHER DANIELS MIDLAND CO COM               COMMON     039483102        9,286         200     Full Discretion/Sole   N/A      Sole
AT&T INC COM                                COMMON     00206R102      300,811       7,238     Full Discretion/Sole   N/A      Sole
AUTOMATIC DATA PROCESSING INC COM           COMMON     053015103      216,683       4,866     Full Discretion/Sole   N/A      Sole
BANCFIRST CORP COM                          COMMON     05945F103      342,800       8,000     Full Discretion/Sole   N/A      Sole
BARR PHARMACEUTICALS INC COM                COMMON     068306109      846,626      15,944     Full Discretion/Sole   N/A      Sole
BARRICK GOLD CORP COM                       COMMON     067901108        2,102          50     Full Discretion/Sole   N/A      Sole
BERKSHIRE HATHAWAY INC DEL CL B             COMMON     084670207      132,608          28     Full Discretion/Sole   N/A      Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON     084670108      141,600           1     Full Discretion/Sole   N/A      Sole
BLACK DIAMOND MULTI MANAGER NSA             COMMON     092994102       17,275      17,275     Full Discretion/Sole   N/A      Sole
BOEING CO COM                               COMMON     097023105       56,849         650     Full Discretion/Sole   N/A      Sole
BOK FINL CORP CM                            COMMON     05561Q201      192,479       3,723     Full Discretion/Sole   N/A      Sole
BROOKFIELD ASSET MGMT INC COM               COMMON     112585104       40,129       1,125     Full Discretion/Sole   N/A      Sole
BURLINGTON NORTHERN SANTA FE COM            COMMON     12189T104       24,969         300     Full Discretion/Sole   N/A      Sole
CANADIAN OIL SANDS TRUST CLOSED END TRUST   COMMON     13642L100    2,594,148      66,655     Full Discretion/Sole   N/A      Sole
CERNER CORP COM                             COMMON     156782104    1,681,002      29,805     Full Discretion/Sole   N/A      Sole
CHART INDS INC COM                          COMMON     16115Q308    2,795,677      90,475     Full Discretion/Sole   N/A      Sole
CHESAPEAKE ENERGY CORP COM                  COMMON     165167107       78,400       2,000     Full Discretion/Sole   N/A      Sole
CHEVRON CORP COM                            COMMON     166764100      289,043       3,097     Full Discretion/Sole   N/A      Sole
CHICAGO BRIDGE & IRON CO COM                COMMON     167250109    1,325,147      21,925     Full Discretion/Sole   N/A      Sole
CHIPOTLE MEXICAN GRILL COM CL A             COMMON     169656105    1,039,638       7,069     Full Discretion/Sole   N/A      Sole
CISCO SYSTEMS INC COM                       COMMON     17275R102    1,658,437      61,265     Full Discretion/Sole   N/A      Sole
COACH INC COM                               COMMON     189754104    1,805,351      59,037     Full Discretion/Sole   N/A      Sole
COLGATE PALMOLIVE CO COM                    COMMON     194162103      870,034      11,160     Full Discretion/Sole   N/A      Sole
COMPLETE PROD SERV INC COM                  COMMON     20453E109        5,840         325     Full Discretion/Sole   N/A      Sole
CONOCOPHILLIPS CORP COM                     COMMON     20825C104      124,150       1,406     Full Discretion/Sole   N/A      Sole
CONTINENTAL RESOURCES INC COM               COMMON     212015101        2,613         100     Full Discretion/Sole   N/A      Sole
COOPER INDUSTRIES INC CL A                  COMMON     G24182100        5,288         100     Full Discretion/Sole   N/A      Sole
COSTCO WHOLESALE CORPORATION COM            COMMON     22160K105       49,530         710     Full Discretion/Sole   N/A      Sole
CVS CAREMARK CORPORATION COM                COMMON     126650100    1,124,686      28,294     Full Discretion/Sole   N/A      Sole
DAKTRONICS INC COM                          COMMON     234264109      813,197      36,030     Full Discretion/Sole   N/A      Sole
DANAHER CORP DEL COM                        COMMON     235851102    1,895,009      21,598     Full Discretion/Sole   N/A      Sole
DAVITA INC COM                              COMMON     23918K108      200,944       3,566     Full Discretion/Sole   N/A      Sole
DEERE + CO COM                              COMMON     244199105      682,570       7,330     Full Discretion/Sole   N/A      Sole
DELTA AIR LINES INC COM                     COMMON     247361702        8,502         571     Full Discretion/Sole   N/A      Sole
DENBURY RESOURCES INC. CM                   COMMON     247916208       51,467       1,730     Full Discretion/Sole   N/A      Sole
DEVON ENERGY CORPORATION COMMON             COMMON     25179M103      806,947       9,076     Full Discretion/Sole   N/A      Sole
DOLLAR THRIFTY AUTOMOTIVE GP COM            COMMON     256743105      194,792       8,226     Full Discretion/Sole   N/A      Sole
DUKE ENERGY HOLDINGS CORP COM               COMMON     26441C105    1,814,090      89,940     Full Discretion/Sole   N/A      Sole
EAGLE BULK SHIPPING INC COM                 COMMON     Y2187A101    1,856,907      69,940     Full Discretion/Sole   N/A      Sole
EASTMAN CHEMICAL CO COM                     COMMON     277432100      492,996       8,070     Full Discretion/Sole   N/A      Sole
EMERSON ELEC CO COM                         COMMON     291011104    1,975,678      34,869     Full Discretion/Sole   N/A      Sole
EMPIRE DIST ELEC CO COM                     COMMON     291641108    1,790,326      78,592     Full Discretion/Sole   N/A      Sole
ENDOWMENTS MASTER FUND LP COM               COMMON     292645991    6,456,401   6,456,401     Full Discretion/Sole   N/A      Sole
ENERGY TRANSFER PARTNERS LP COM             COMMON     29273R109      324,358       6,020     Full Discretion/Sole   N/A      Sole
EXXON MOBIL CORPORATION COM                 COMMON     30231G102    2,093,784      22,348     Full Discretion/Sole   N/A      Sole
FORDING CANADIAN COAL TRUST                 COMMON     345425102        4,439         115     Full Discretion/Sole   N/A      Sole
FORTUNE BRANDS INC COM                      COMMON     349631101      757,247      10,465     Full Discretion/Sole   N/A      Sole
FPL GROUP INC COM                           COMMON     302571104       33,890         500     Full Discretion/Sole   N/A      Sole
FRANKLIN RES INC COM                        COMMON     354613101    1,067,632       9,330     Full Discretion/Sole   N/A      Sole
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON     35671D857    2,737,504      26,723     Full Discretion/Sole   N/A      Sole
FRONTLINE LTD COM                           COMMON     G3682E127      850,320      17,715     Full Discretion/Sole   N/A      Sole
GENERAL ELECTRIC CO COM                     COMMON     369604103       10,639         287     Full Discretion/Sole   N/A      Sole
GOLDMAN SACHS GROUP INC COM                 COMMON     38141G104    2,832,639      13,172     Full Discretion/Sole   N/A      Sole
GOOGLE INC CL A                             COMMON     38259P508       11,755          17     Full Discretion/Sole   N/A      Sole
HALLIBURTON CO COM                          COMMON     406216101       32,413         855     Full Discretion/Sole   N/A      Sole
HARLEY DAVIDSON INC COM                     COMMON     412822108        9,342         200     Full Discretion/Sole   N/A      Sole
HEALTH CARE REIT INC COM                    COMMON     42217K106    1,591,187      35,605     Full Discretion/Sole   N/A      Sole
HELMERICH & PAYNE INC COM                   COMMON     423452101    1,399,645      34,930     Full Discretion/Sole   N/A      Sole
HEWLETT PACKARD CO COM                      COMMON     428236103    1,408,998      27,912     Full Discretion/Sole   N/A      Sole
HOME DEPOT INC COM                          COMMON     437076102       13,470         500     Full Discretion/Sole   N/A      Sole
HONEYWELL INTERNATIONAL INC COM             COMMON     438516106      554,130       9,000     Full Discretion/Sole   N/A      Sole
HOUSTON ENERGY PARTNERS LP                  COMMON     441998101    1,273,716   1,273,716     Full Discretion/Sole   N/A      Sole
IDEXX LABORATORIES INC COM                  COMMON     45168D104    1,866,310      31,832     Full Discretion/Sole   N/A      Sole
INTERACTIVE DATA CORPORATION COM            COMMON     45840J107      297,090       9,000     Full Discretion/Sole   N/A      Sole
INTERCONTINENTAL EXCHANGE COM               COMMON     45865V100    1,252,212       6,505     Full Discretion/Sole   N/A      Sole
INTL BUSINESS MACHINES COM                  COMMON     459200101       59,455         550     Full Discretion/Sole   N/A      Sole
IOWA TELECOMMUNICATIONS SERVIC COM          COMMON     462594201    2,034,289     125,110     Full Discretion/Sole   N/A      Sole
ISHARES COMEX GOLD TRUST COM                COMMON     464285105        7,008          85     Full Discretion/Sole   N/A      Sole
JOHNSON + JOHNSON COM                       COMMON     478160104      527,597       7,910     Full Discretion/Sole   N/A      Sole
JOHNSON CTLS INC COM                        COMMON     478366107    1,324,290      36,745     Full Discretion/Sole   N/A      Sole
JP MORGAN CHASE & CO COM                    COMMON     46625H100      975,097      22,339     Full Discretion/Sole   N/A      Sole
KKR FINANCIAL HOLDINGS LLC COM              COMMON     48248A306          112           8     Full Discretion/Sole   N/A      Sole
LEHMAN BROS HLDGS INC COM                   COMMON     524908100    1,949,065      29,784     Full Discretion/Sole   N/A      Sole
LOCKHEED MARTIN COM                         COMMON     539830109      677,348       6,435     Full Discretion/Sole   N/A      Sole
MAGELLAN MIDSTREAM PARTNERS COM             COMMON     559080106    1,756,080      40,500     Full Discretion/Sole   N/A      Sole
MCGRAW-HILL COMPANIES INC COM               COMMON     580645109      826,563      18,867     Full Discretion/Sole   N/A      Sole
MEDCO HEALTH SOLUTIONS INC COM              COMMON     58405U102        6,084          60     Full Discretion/Sole   N/A      Sole
MERRILL LYNCH COM                           COMMON     590188108        5,368         100     Full Discretion/Sole   N/A      Sole
MESABI TR ROYALTY SH BEN INT                COMMON     590672101    1,442,008      69,595     Full Discretion/Sole   N/A      Sole
MICROSOFT CORP COM                          COMMON     594918104       74,760       2,100     Full Discretion/Sole   N/A      Sole
MIRANT CORP ESCROW - DO NOT SELL            COMMON     604675991            -       1,000     Full Discretion/Sole   N/A      Sole
MONSANTO CO COM                             COMMON     61166W101        1,117          10     Full Discretion/Sole   N/A      Sole
MORGAN STANLEY PFD 8% SERIES BXM CALLABLE   COMMON     61746Y734       23,225       2,500     Full Discretion/Sole   N/A      Sole
NEW GULF ENERGY LLC NSA                     COMMON     644995102    2,015,153   2,015,153     Full Discretion/Sole   N/A      Sole
NIGHTHAWK RADIOLOGY HLDG INC COM            COMMON     65411N105      407,528      19,360     Full Discretion/Sole   N/A      Sole
NIKE INC CL B                               COMMON     654106103    1,278,376      19,900     Full Discretion/Sole   N/A      Sole
NORDIC AMER TANKER SHIPPING ORD             COMMON     G65773106    1,404,040      42,780     Full Discretion/Sole   N/A      Sole
OCCIDENTAL PETROLEUM CORP COM               COMMON     674599105      107,940       1,402     Full Discretion/Sole   N/A      Sole
OGE ENERGY CORP COM                         COMMON     670837103       46,633       1,285     Full Discretion/Sole   N/A      Sole
ONEOK INC CM (NEW)                          COMMON     682680103    1,391,004      31,070     Full Discretion/Sole   N/A      Sole
ORACLE CORP COM                             COMMON     68389X105    2,306,028     102,127     Full Discretion/Sole   N/A      Sole
PACKAGING CORP OF AMERICA COM               COMMON     695156109    1,597,671      56,655     Full Discretion/Sole   N/A      Sole
PATRIOT COAL CORPORATION COM                COMMON     70336T104          417          10     Full Discretion/Sole   N/A      Sole
PEABODY ENERGY CORP COM                     COMMON     704549104        6,164         100     Full Discretion/Sole   N/A      Sole
PENN WEST ENERGY TRUST-UNITS COM            COMMON     707885109      182,000       7,000     Full Discretion/Sole   N/A      Sole
PEPSICO INC CM                              COMMON     713448108      790,726      10,418     Full Discretion/Sole   N/A      Sole
PFIZER INC COM                              COMMON     717081103       56,825       2,500     Full Discretion/Sole   N/A      Sole
PLUM CREEK TIMBER CO INC COM                COMMON     729251108      197,051       4,280     Full Discretion/Sole   N/A      Sole
PRICE T ROWE GROUP INC COM                  COMMON     74144T108      639,544      10,505     Full Discretion/Sole   N/A      Sole
PRIMEWEST ENERGY TRUST COM                  COMMON     741930309        2,714         100     Full Discretion/Sole   N/A      Sole
PROCTER GAMBLE CO COM                       COMMON     742718109      539,490       7,348     Full Discretion/Sole   N/A      Sole
REGAL ENTERTAINMENT GROUP COM               COMMON     758766109      910,005      50,360     Full Discretion/Sole   N/A      Sole
RESEARCH IN MOTION COMMON- CANADIAN         COMMON     760975102    2,168,775      19,125     Full Discretion/Sole   N/A      Sole
REYNOLDS AMERICAN INC COM                   COMMON     761713106    1,618,988      24,545     Full Discretion/Sole   N/A      Sole
SAN JUAN BASIN ROYALTIES UNIT BEN INT       COMMON     798241105    1,202,962      36,060     Full Discretion/Sole   N/A      Sole
SANDRIDGE ENERGY INC COM                    COMMON     80007P307       23,309         650     Full Discretion/Sole   N/A      Sole
SCHLUMBERGER LTD COM                        COMMON     806857108        2,951          30     Full Discretion/Sole   N/A      Sole
SEABOARD CORP DEL                           COMMON     811543107       19,110          13     Full Discretion/Sole   N/A      Sole
SEAGATE TECHNOLOGY ESCROW                   COMMON     811804988            -         350     Full Discretion/Sole   N/A      Sole
SEMGROUP ENERGY PARTNERS COM                COMMON     81662W108      281,092       9,750     Full Discretion/Sole   N/A      Sole
SENIOR HOUSING PROP TRUST REITS             COMMON     81721M109    1,492,004      65,785     Full Discretion/Sole   N/A      Sole
SHIP FINANCE INTERNATIONAL COM              COMMON     G81075106    2,411,130      87,013     Full Discretion/Sole   N/A      Sole
SINGAPORE AIRLINES LTD ORD                  COMMON     Y7992P128      222,125      18,666     Full Discretion/Sole   N/A      Sole
SONIC CORP COM                              COMMON     835451105       13,687         625     Full Discretion/Sole   N/A      Sole
SOUTHERN CO COM                             COMMON     842587107    1,984,000      51,200     Full Discretion/Sole   N/A      Sole
STRYKER CORP COM                            COMMON     863667101    1,244,835      16,660     Full Discretion/Sole   N/A      Sole
SUNCOR INC COM                              COMMON     867229106    1,639,213      15,076     Full Discretion/Sole   N/A      Sole
TARGET CORP COM                             COMMON     87612E106    2,444,250      48,885     Full Discretion/Sole   N/A      Sole
TEXAS INSTRUMENTS INC COM                   COMMON     882508104       17,034         510     Full Discretion/Sole   N/A      Sole
THE BLACKSTONE GROUP LP COM                 COMMON     09253U108      940,082      42,480     Full Discretion/Sole   N/A      Sole
TORONTO DOMINION BK ONT COM NEW             COMMON     891160509       55,960         800     Full Discretion/Sole   N/A      Sole
TRANSOCEAN ORD                              COMMON     G90073100        7,444          52     Full Discretion/Sole   N/A      Sole
UDR INC COM                                 COMMON     902653104        5,955         300     Full Discretion/Sole   N/A      Sole
UNILEVER N V NY SHARES                      COMMON     904784709    1,572,666      43,134     Full Discretion/Sole   N/A      Sole
UNIT CORP COM                               COMMON     909218109    1,103,987      23,870     Full Discretion/Sole   N/A      Sole
UNITED TECH CORP COM                        COMMON     913017109    2,382,231      31,124     Full Discretion/Sole   N/A      Sole
VALERO ENERGY NEW COM                       COMMON     91913Y100    2,188,017      31,244     Full Discretion/Sole   N/A      Sole
WAL-MART STORES COM                         COMMON     931142103      285,180       6,000     Full Discretion/Sole   N/A      Sole
WALT DISNEY CO COM                          COMMON     254687106       16,140         500     Full Discretion/Sole   N/A      Sole
WELLPOINT INC COM                           COMMON     94973V107    1,430,876      16,310     Full Discretion/Sole   N/A      Sole
WILLIAMS COS INC COM                        COMMON     969457100    1,111,685      31,070     Full Discretion/Sole   N/A      Sole
WILLIAMS PARTNERS LTD COM                   COMMON     96950F104        9,212         235     Full Discretion/Sole   N/A      Sole
WORLDGATE COMMUNICATIONS INC COM            COMMON     98156L307           17          90     Full Discretion/Sole   N/A      Sole
ZIMMER HOLDINGS INC COM                     COMMON     98956P102       16,537         250     Full Discretion/Sole   N/A      Sole
AMEX SPDR INDEX ENERGY SELECT INDEX          ETF       81369Y506        1,984          25     Full Discretion/Sole   N/A      Sole
DIAMONDS TRUST SERIES I COM                  ETF       252787106      593,161       4,475     Full Discretion/Sole   N/A      Sole
ISHARES DJ US REAL ESTATE                    ETF       464287739    5,320,386      80,980     Full Discretion/Sole   N/A      Sole
ISHARES IBOXX & INVTOP INVES FD              ETF       464287242       34,388         328     Full Discretion/Sole   N/A      Sole
ISHARES LEHMAN 1-3 YR TRS BD                 ETF       464287457        6,986          85     Full Discretion/Sole   N/A      Sole
ISHARES MIDCAP 400 IDX FD                    ETF       464287507      737,534       8,683     Full Discretion/Sole   N/A      Sole
ISHARES MSCI EAFE INDEX FUND                 ETF       464287465   12,048,494     153,484     Full Discretion/Sole   N/A      Sole
ISHARES MSCI EMERGING MKTS                   ETF       464287234    7,189,150     147,832     Full Discretion/Sole   N/A      Sole
ISHARES RUSSELL 2000 IDX FUND                ETF       464287655       48,589         640     Full Discretion/Sole   N/A      Sole
ISHARES RUSSELL 2000 VAL IND FUND            ETF       464287630       35,592         505     Full Discretion/Sole   N/A      Sole
ISHARES RUSSELL 3000 GROWTH FUND             ETF       464287671          991          20     Full Discretion/Sole   N/A      Sole
ISHARES RUSSELL MIDCAP GROWTH FUND           ETF       464287481       68,364         600     Full Discretion/Sole   N/A      Sole
ISHARES S&P 500 INDEX                        ETF       464287200      184,892       1,260     Full Discretion/Sole   N/A      Sole
ISHARES S&P 500 VALUE INDEX FUND             ETF       464287408       38,180         500     Full Discretion/Sole   N/A      Sole
ISHARES S&P GSSI NATURAL RES INDEX FD        ETF       464287374       57,111         425     Full Discretion/Sole   N/A      Sole
ISHARES S&P LATIN AMERICAN 40 INDEX FD       ETF       464287390        7,965          32     Full Discretion/Sole   N/A      Sole
ISHARES S&P MDCP 400 VALUE FD                ETF       464287705      110,986       1,395     Full Discretion/Sole   N/A      Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD       ETF       464287606       11,140         125     Full Discretion/Sole   N/A      Sole
ISHARES S&P SMALL CAP 600 INDEX FUND         ETF       464287804       29,259         450     Full Discretion/Sole   N/A      Sole
ISHARES S&P SMALLCAP 600 VALUE INDEX F       ETF       464287879       59,080         844     Full Discretion/Sole   N/A      Sole
ISHARES SELECT DIVIDEND INDEX FUND           ETF       464287168    2,851,103      44,210     Full Discretion/Sole   N/A      Sole
POWERSHARES QQQ                              ETF       73935A104        5,122         100     Full Discretion/Sole   N/A      Sole
SPDR TR UNIT SER 1                           ETF       78462F103      311,427       2,130     Full Discretion/Sole   N/A      Sole
BLACKROCK MUNICIPAL BOND TRUST CLOSED END   BONDS      09249H104    1,960,625     136,060     Full Discretion/Sole   N/A      Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND       BONDS      670682103    2,436,152     162,627     Full Discretion/Sole   N/A      Sole
ALLIANCE RESOURCE PARTNERS COM LP             LP       01877R108      277,465       7,650     Full Discretion/Sole   N/A      Sole
AMERIGAS PARTNERS-LP COM                      LP       030975106      114,968       3,190     Full Discretion/Sole   N/A      Sole
BUCKEYE PARTNERS L P UNIT LTD PARTN INITS     LP       118230101    1,286,389      26,035     Full Discretion/Sole   N/A      Sole
ENTERPRISE PRODUCTS PARTNERS LP               LP       293792107      277,356       8,700     Full Discretion/Sole   N/A      Sole
ISHARES GSCI COMMODITY INDEXED TRUST          LP       46428R107        7,120         135     Full Discretion/Sole   N/A      Sole
KINDER MORGAN ENERGY PARTNERS CM LP           LP       494550106      393,803       7,294     Full Discretion/Sole   N/A      Sole